STOCKHOLDERS' DEFICIT	6 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' DEFICIT

7. STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share with such rights, preferences and limitations as may be set from time to time by resolution of the board of directors and the filing of a certificate of designation as required by Delaware General Corporation law.

Issuances of Common Stock

Common Stock Issued for Cash

On January 5, 2012, the Company signed a $5 million common stock purchase agreement with Lincoln Park Capital Fund, LLC (“LPC”), an Illinois limited liability company. Upon signing the agreement, the Company received $100,000 from LPC as an initial purchase under the $5 million commitment in exchange for 316,667 shares of the Company’s common stock.

The Company also entered into a registration rights agreement with LPC whereby it agreed to file a registration statement related to the transaction with the Securities and Exchange Commission (“SEC”) covering the shares issued to LPC under the purchase agreement. The Company filed a registration statement on January 6, 2012 which became effective on March 26, 2012. Under the registration statement, the Company registered 4.4 million shares of the Company’s common stock.

The Company had the right, in its sole discretion, over a 30-month period to sell shares of common stock to LPC in amounts up to $500,000 per sale, depending on certain conditions as set forth in the purchase agreement, which at the time of the purchase agreement was signed was up to an additional $4.9 million. During the year ended June 30, 2013, the Company issued 1,333,820 shares of common stock in exchange for $810,003 in connection with the purchase agreement. During the year ended June 30, 2014, the Company issued 577,428 shares of common stock in exchange for $570,000 in connection with the purchase agreement.

In consideration for entering into the purchase agreement, the Company issued to LPC 150,000 shares of common stock as a commitment fee and will issue up to 450,000 shares pro rata as LPC purchases additional shares. As of June 30, 2014, 320,810 “pro-rata” shares have been issued. The commitment shares are subject to a 30 month lock up restriction. The purchase agreement may be terminated by the Company at any time at our discretion without any cost to it. Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement. In accordance with its terms, the purchase agreement expired in July 2014.

On August 12, 2015, the Company signed a $10 million Purchase Agreement with Lincoln Park and entered into a Registration Rights Agreement with Lincoln Park whereby we agreed to file a registration statement related to the transaction with the SEC covering the shares that may be issued to Lincoln Park under the Purchase Agreement.  Under the terms and subject to the conditions of the Purchase Agreement, GelTech has the right to sell, and Lincoln Park is obligated to purchase, up to $10 million in shares of the Company’s common stock, subject to certain limitations, from time to time, over the 30-month period commencing on the date that a registration statement, which the Company agreed to file with the SEC pursuant to the Registration Rights Agreement, is declared effective by the SEC.  The Company filed the registration statement with the SEC on October 5, 2015 and it was declared effective by the SEC on October 16, 2015.

In consideration for entering into the $10 million Purchase Agreement, in August 2015 the Company issued 291,097 shares of common stock to Lincoln Park as a commitment fee. The shares were valued at $189,213, based upon the closing price of the common stock on the day preceding the execution of the agreement and were recorded as a reduction of the offering proceeds.

During the six months ended December 31, 2015, the Company issued 457,797 shares of common stock, including 7,797 commitment shares, to Lincoln Park in exchange for $199,120.

Private Placements

During the year ended June 30, 2014, the Company issued 3,352,726 shares of common stock in exchange for $2,131,527 in connection with private placements with 15 accredited investors, including issuances of 1,434,060 shares to our President and principal stockholder in exchange for $925,000.

During the year ended June 30, 2015, the Company issued 407,445 shares of common stock in exchange for $150,755 in connection with private placements with 5 accredited investors, including issuances of 110,000 shares to two directors in exchange for $21,505.

During the six months ended December 31, 2015, the Company issued 290,437 shares of common stock in exchange for $110,000 in private placements with two accredited investors.

Issuances of Common Stock and Warrants for Cash

During the year ended June 30, 2014, the Company issued 2,575,579 shares of common stock and warrants to purchase 1,258,378 shares of common stock in exchange for $1,705,000 in connection with private placements with 6 accredited investors, including issuances of 1,817,932 shares and warrants to purchase 908,966 shares of common stock to our Chief Operating Officer and principal stockholder in exchange for $1,125,000 and 200,000 shares and warrants to purchase 100,000 shares of common stock to a director in exchange for $150,000.

During the year ended June 30, 2015 the Company issued 6,340,754 shares of common stock and two year warrants to purchase 3,170,378 shares of common stock in exchange for $2,305,000 in connection with private placements with four accredited investors, including issuances of 3,521,369 shares and two year warrants to purchase 1,760,685 shares of common stock to our President and principal stockholder in exchange for $1,375,000.

Common Stock Issued for Interest

In July 2013, the Company issued 8,880 shares of common stock as payment for accrued interest of $4,440 on a convertible note.

In April 2014, the Company issued 428,032 shares of common stock to its President and principal stockholder as payment of accrued interest of $149,811 which was due as of February 1, 2014, in accordance with the terms of the convertible note agreement. The Company recorded a loss on conversion of interest of $201,175 in connection with this transaction representing the difference between the conversion price of $0.35 per share and the fair market value of the stock on the date of conversion, $0.82 per share.

In July 2014, the Company issued 107,143 shares of common stock to its President and principal shareholder in payment of accrued interest of $75,000 on a $1 million convertible note (see Note 3).

In February 2015, the Company issued 428,032 shares of common stock to its president and principal shareholder as payment for annual accrued interest of $149, 811 related to convertible note agreement dated February 1, 2013. In accordance with the convertible note, the conversion rate for the accrued interest was $0.35 per share. The fair market value of the Company’s common stock was $0.32, or $136,970, on the date of conversion. As such the Company recorded other income of $12,841 for the year ended June 30, 2015 in connection with the interest conversion.

In July 2015, the Company issued 101,352 shares of common stock valued at $75,000 to its president and principal shareholder in payment of accrued interest of $75,000 on a $1 million convertible note.

Common Stock Issued for Exercise of Options and Warrants

In July 2013, the Company issued 20,000 shares of common stock to a director in exchange for $18,200 in connection with the exercise of options at an exercise price of $0.91 per share.

In August 2013, the Company issued 20,000 shares of common stock in exchange for $25,000 in connection with the exercise of warrants with an exercise price of $1.25 per share.

Other Issuances of Common Stock

During the year ended June 30, 2015, the Company issued 6,230 shares of common stock, valued at $1,674, to a consultant in exchange for services.

In June 2015, the Company issued 21,918 shares of common stock to its President and principal shareholder to purchase a vehicle, valued at $16,000, to be used by the Company.

In July 2015, the Company issued 12,659 shares of common stock in exchange for $10,000 in a private placement with an accredited investor.

In August 2015, the Company issued 2,014 shares of common stock valued at $1,208 based upon the average closing price of the Company’s common stock during the period of service, to a consultant in exchange for services in the amount of $1,208.

In August 2015, the Company issued 200,000 shares of common stock in connection with a settlement with a former executive chairman and director of the Company. The shares were valued at $0.68 per share, the closing price of the Company’s common stock on the date of the settlement. The value of the shares issued was recorded as a reduction of the settlement accrual.

In October 2015, the Company issued 4,063 shares of common stock valued at $2,745 based upon the average closing price of the Company’s common stock during the period of service, to a consultant in exchange for services in the amount of $2,745.

During the six months ended December 31, 2015, the Company issued 12,235 shares of common stock valued at between $0.35 and $0.60 per share in exchange for investor relations services valued at $6,000.

Options and Warrants to Purchase Common Stock

The fair value of stock option grants for the six months ended December 31, 2015 and the fiscal year ended June 30, 2015 and 2014 were estimated using the following weighted- average assumptions:

	For the Six Months Ended December 31,	For the Fiscal Years Ended June 30,
	2015	2015	2014
Risk free interest rate	0.88% - 1.74%	0.54% – 2.28%	0.45% – 2.61%
Expected term in years	2.5 – 5.5	2.0 – 10.0	2.5 – 6.5
Dividend yield	—	—	—
Volatility of common stock	95.65% - 99.31%	79.66% – 98.15%	89.98% – 91.94%
Estimated annual forfeitures	—	—	—

The Black-Scholes option-pricing model was developed for use in estimating the fair value of non-traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. Because the Company's stock options and warrants have characteristics different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the existing models do not necessarily provide a reliable single measure of the fair value of such stock options. During the six months ended December 31, 2015 and in fiscal 2015 and 2014, the Company used the Company’s trading prices in calculating the stock price volatility and based its volatility on historical volatility. The expected term was estimated using the simplified method for employee stock options since the Company does not have adequate historical exercise data to estimate the expected term.

Options to Purchase Common Stock

A summary of stock option transactions issued to employees under the 2007 Plan for the six months ended December 31, 2015 and the fiscal years ended June 30, 2015 and 2014 is as follows:

Employee Options and Stock Appreciation Rights

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2013	6,337,007	$0.75	6.0
Granted	1,425,000	$1.34	10.0
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2014	7,762,507	$0.87	6.0	$792,305
Exercisable at June 30, 2014	4,352,674	$0.93	4.6	$265,364

Weighted average fair value of options granted during the year ended June 30, 2014		$0.69

Balance at June 30, 2014	7,762,507	$0.87	6.0
Granted	84,500	$0.59	5.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2015	7,847,007	$0.87	4.9	$1,059,111
Exercisable at June 30, 2015	4,801,673	$0.94	3.6	$405,361

Weighted average fair value of options granted during the year ended June 30, 2015		$0.59

Balance at June 30, 2015	7,847,007	$0.87	4.9
Granted	305,000	$0.34	5.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2015	8,152,007	$0.85	5.36	$6,000
Exercisable at December 31, 2015	5,006,675	$0.94	4.65	$1,500

Weighted average fair value of options granted during the six months ended December 31, 2015		$0.24

In July 2013, the Company issued ten year options to purchase 250,000 shares of common stock, each to its then Chief Executive Officer, Chief Technology Officer and Chief Financial Officer. The options have an exercise price of $1.30 per share and vest 50% upon the market value of the Company’s common stock trading at or greater than $2.00 per share for any 10 day period out of a 30 day trading period and the other 50% vesting upon the market value of the Company’s common stock trading at or greater than $3.00 per share for any 10 day period out of a 30 day trading period. The options were valued using the Black-Scholes model using a volatility of 93.11% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.62%. The value of these options was estimated by management in accordance with ASC 718, which requires an estimate of the probability that these market conditions will occur and for the resulting discounted value be expensed immediately. Accordingly management has expensed $63,180 to stock compensation expense.

In July 2013, the Company granted 100,000 options to a new employee in connection with his employment. Of the options granted, 50,000 are exercisable at $1.25 per share and 50,000 are exercisable at $1.75 per share. Both grants are for a five year term vest 25% immediately and 75% in equal amounts over three years. The options were valued using the Black-Scholes model using a volatility of 91.61% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 4.0 years (using the simplified method) and a discount rate of 1.14%. The value of these options, $80,413 will be recognized as an expense over the requisite service period.

In July 2013, the Company granted ten year options to purchase 25,000 shares of the Company’s common stock at an exercise price of $1.30 per share to the father of the Company’s CEO and CTO in recognition of his service. The options vest over a three year period. The Company valued the options at $25,272 using the Black-Scholes option pricing model using a volatility of 91.72%, based upon the historical price of the Company’s common stock since June 2008, an estimated term of 1.5 years, using the Simplified Method and a discount rate of 2.61%.

In July 2013, the Board of Directors approved a pool of 400,000 options to be granted to employees at the discretion of the executive management of the Company. In September 2013, management granted 100,000 of these options to employees. The options vested immediately, are exercisable for five years and have an exercise price of $1.30 per share, the market value of our common stock on the date of the grant. The Company valued the options at $69,452 using the Black-Scholes option pricing model using a volatility of 91.72%, based upon the historical price of the Company’s common stock since June 2008, an estimated term of 2.5 years, using the Simplified Method and a discount rate of 0.45%. In December 2013, management granted 90,500 of these options to employees. The options vested immediately, are exercisable for five years and have an exercise price of $0.72 per share, the market value of our common stock on the date of the grant. The Company valued the options at $34,610 using the Black-Scholes option pricing model using a volatility of 90.96%, based upon the historical price of the Company’s common stock since June 2008, an estimated term of 2.5 years, using the Simplified Method and a discount rate of 0.55%. In February 2014, the Company granted an additional 5,000 fully vested options to an employee at an exercise price of $0.77 per share. The options were valued at $2,044 using the Black-Scholes option pricing model using a volatility of 90.968% to 90.96%, based upon the historical price of the Company’s common stock since June 2008, estimated term of 2.5 years, using the Simplified Method and a discount rate of 0.55%. The amount was recorded as expense during the year ended June 30, 2014. No additional grants from the pool were made during the year ended June 30, 2014.

In August 2013, the Company granted 150,000 stock settled Stock Appreciation Rights (SARS) to a new employee in connection with his employment. The SARS are exercisable at $1.52 per share, are for a five year term and vest 50,000 immediately and the remaining options will vest 33,334 upon the Company reaching $3 million in sales in any twelve month period, 33,333 upon the Company reaching sales of $5 million in any twelve month period and 33,333 upon the Company reaching sales of $6 million in any twelve month period. The SARS were valued using the Black-Scholes model using a volatility of 91.91% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 4.0 years (using the simplified method) and a discount rate of 1.97%. The value of these SARS, $176,413 will be recognized as expense over the period required to meet the performance criteria which is estimated to be approximately two years.

In August 2014, the Company granted two summer employees five year options allowing each employee to purchase 1,000 shares of common stock at an exercise price of $0.66 per share. The options all vested immediately. The Company valued the options at $682 using the Black-Scholes option pricing model using a volatility of 87.99%, based upon the historical price of the Company’s common stock, an estimated term of 2.5 years, using the Simplified Method and a discount rate of 0.63%.

In December 2014, the Company granted employees five year options to purchase a total of 20,000 shares of common stock at an exercise price of $0.23 per share. The options vested 25% immediately, with the remainder vesting in equal increments of 25% each year on the grant date over three years. The Company valued the options at $31,145 using the Black-Scholes option pricing model using a volatility of 87.78%, based upon the historical price of the Company’s common stock, an estimated term of 4.0 years, using the Simplified Method and a discount rate of 1.31%.

In May 2015, the Company granted three employees five year options to purchase a total of 62,500 shares of common stock at an exercise price of $0.70 per share. The options vested immediately. The Company valued the options at $24,590 using the Black-Scholes option pricing model using a volatility of 97.15%, based upon the historical price of the Company’s common stock, an estimated term of 2.5 years, using the Simplified Method and a discount rate of 0.82%.

In September 2015, the Company granted a new employee five year options to purchase 5,000 shares of common stock at an exercise price of $0.64 per share. The options vest one year from the date of the grant. The Company valued the options at $1,913 using the Black-Scholes option pricing model using a volatility of 95.65%, based upon the historical price of the Company’s common stock, an estimated term of 3.0 years, using the Simplified Method and a discount rate of 0.88%.

In December 2015, the Company issued five year options to purchase 300,000 shares of common stock at an exercise price of $0.34 per share to employees.  The options vest 25% immediately with 25% vesting annually over three years from the date of the grant, subject to continued employment. The options were valued using the Black-Scholes model using a volatility of 99.26%, derived using the historical market price for the Company’s common stock, an expected term of 4.0 years (using the simplified method) and a discount rate of 1.53%. The value of these options, $70,258, will be recognized as expense over the three year vesting period.

In December 2015, the Company extended the expiration date on two grants of options for an additional five years,  Each of the grants allowed the purchase of 750,000 shares of common stock, were issued to our CEO and our former CEO’s wife, and are exercisable at $1.22 per share.  The options were valued using the Black-Scholes model using a volatility of 98.68%, derived using the historical market price for the Company’s common stock, an expected term of 2.5 years (using the simplified method) and a discount rate of 1.10%. The value of these options, $271,118, was recognized as expense during the six months ended December 31, 2015.

A summary of options issued to directors under the 2007 Plan and changes for the six months ended December 31, 2015 and for the fiscal years ended June 30, 2015 and 2014 is as follows:

Options Issued to Directors

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2013	1,200,833	$1.16	8.0
Granted	495,000	$1.19	10.00
Exercised	(20,000)	$0.91	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2014	1,675,833	$1.12	7.6	$8,337
Exercisable at June 30, 2014	1,377,501	$1.15	7.4	$6,421

Weighted average fair value of options granted during the year ended June 30, 2014		$0.76

Balance at June 30, 2014	1,675,833	$1.12	7.6
Granted	510,000	$0.72	10.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2015	2,185,833	$1.03	7.2	$75,320
Exercisable at June 30, 2015	2,000,003	$1.04	7.1	$45,655

Weighted average fair value of options granted during the year ended June 30, 2015		$0.52

Balance at June 30, 2015	2,185,833	$1.03	7.2
Granted	580,000	$0.80	10.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2015	2,765,833	$0.97	7.3	$11,700
Exercisable at December 31, 2015	2,004,166	$1.04	6.6	$300

Weighted average fair value of options granted during the six months ended December 31, 2015		$0.54

As prescribed by the Company's 2007 Equity Incentive Plan, on July 1, 2013, the Company issued options to purchase 370,000 shares of common stock to directors. The options have an exercise price of $0.99 per share, vest on June 30, 2014¸ subject to continuing service as a director and bear a ten year term. The options were valued using the Black-Scholes model using a volatility of 91.6%, derived using the historical market price for the Company’s common stock, an expected term of 5.5 years (using the simplified method) and a discount rate of 1.52%. The value of these options of $266,985 will be recognized as expense over the one year vesting period.

In July 2013, the Company issued ten year options to purchase 50,000 shares of common stock to a director. The options have an exercise price of $1.30 per share and vested immediately. The options were valued using the Black-Scholes model using a volatility of 93.11% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.67%. The value of these options was recognized as expense during the year ended June 30, 2014.

In September 2013, the Company issued ten year options to purchase 15,000 shares of common stock to a director. The options have an exercise price of $1.01 per share and vested immediately. The options were valued using the Black-Scholes model using a volatility of 91.6% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 5.0 years (using the simplified method) and a discount rate of 1.62%. The value of these options, $10,702, was recognized as expense during the year ended June 30, 2014.

In October 2013, the Company issued ten year options to purchase 60,000 shares of common stock at an exercise price of $1.17 per share to a new director. The options vest annually over three years subject to continued service. The options were valued using the Black-Scholes model using a volatility of 91.94% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.89%. The value of these options, $54,285 will be recognized as expense over the vesting period.

As prescribed by the Company's 2007 Equity Incentive Plan, on July 1, 2014, the Company issued options to purchase 470,000 shares of common stock to directors. The options have an exercise price of $0.73 per share, vest on June 30, 2015¸ subject to continuing service as a director and bear a ten year term. The options were valued using the Black-Scholes model using a volatility of 88.55%, derived using the historical market price for the Company’s common stock, an expected term of 5.5 years (using the simplified method) and a discount rate of 1.79%. The value of these options of $245,441 was be recognized as expense over the one year vesting period.

On January 23, 2015, the Company issued 10 year options to purchase 10,000 shares of the Company’s common stock at an exercise price of $0.27 per share to a director in connection with his appointment as audit committee chairman. The options vest annually over a three year period on the anniversary of the grant, subject to continued service as the audit committee chairman. The Company valued the options at $1,974 using the Black-Scholes option pricing model using a volatility of 84.16%, based upon the historical price of the Company’s common stock, an estimated term of 6.5 years, using the Simplified Method, and a discount rate of 1.61%. The fair value will be recognized in expense over the vesting period of the options.

In June 2015, the Company issued ten year options to purchase 30,000 shares of common stock at an exercise price of $0.76 per share to a new director. The options vest annually over three years subject to continued service. The options were valued using the Black-Scholes model using a volatility of 97.97% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.03%. The value of these options, $18,283 will be recognized as expense over the vesting period.

As prescribed by the Company's 2007 Equity Incentive Plan, on July 1, 2015, the Company issued options to purchase 580,000 shares of common stock to directors. The options have an exercise price of $0.80 per share, vest on June 30, 2016¸ subject to continuing service as a director and bear a ten year term.  The options were valued using the Black-Scholes model using a volatility of 98.15%, derived using the historical market price for the Company’s common stock, an expected term of 5.5 years (using the simplified method) and a discount rate of 1.74%. The value of these options, $353,553, will be recognized as expense over the one year vesting period.

Non-Employee, Non-Director Options

A summary of options issued to non-employees, non-directors under the 2007 Plan and changes during the six months ended December 31, 2015 and the fiscal years ended June 30, 2015 and 2014 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2013	560,000	$1.12	6.0
Granted	25,000	$1.11	5.0
Exercised	—	$—	—
Forfeited	(275,000)	$1.23	—
Expired	(40,000)	$1.15	—
Outstanding at June 30, 2014	270,000	$1.22	1.7	$—
Exercisable at June 30, 2014	270,000	$1.22	1.7	$—

Weighted average fair value of options granted during the year ended June 30, 2014		$0.79

Balance at June 30, 2014	270,000	$1.22	1.7
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2015	270,000	$1.22	0.7	$—
Exercisable at June 30, 2015	270,000	$1.22	0.7	$—

Weighted average fair value of options granted during the year ended June 30, 2015		N/A

Balance at June 30, 2015	270,000	$1.22	0.7
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	(250,000)	$1.22	—
Outstanding at December 31, 2015	20,000	$1.18	2.8	$—
Exercisable at December 31, 2015	20,000	$1.18	2.8	$—

Weighted average fair value of options granted during the six months ended December 31, 2015		N/A

In October 2013, the Company granted five-year options to purchase 20,000 shares of common stock at an exercise price of $1.18 per share to two consultants. The Company valued the options at $16,670 using the Black-Scholes option pricing model using a volatility of 91.94%, based upon the historical price of the Company’s common stock since June 2008, an estimated term of 5.0 years, the term of the options and a discount rate of 1.38%.

In March 2014, the Company granted five-year fully vested options to purchase 5,000 shares of common stock at an exercise price of $0.85 per share to a consultant. The Company valued the options at $2,962 using the Black-Scholes option pricing model using a volatility of 89.96%, based upon the historical price of the Company’s common stock since June 2008, an estimated term of 5.0 years, the term of the options and a discount rate of 1.76%. The expense was recognized during the three months ended March 31, 2014.

During the six months ended December 31, 2015 and the year ended June 30, 2015, no options were granted to non-employees or non-directors.

During the six months ended December 31, 2015, options to purchase 250,000 shares of common stock at an exercise price of $1.22 per share expired.

Warrants Issued for Settlement

	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2013	350,000	$0.63	4.2
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2014	350,000	$0.63	3.2
Exercisable at June 30, 2014	350,000	$0.63	3.2

Weighted average fair value of warrants granted during the year ended June 30, 2014		N/A

Balance at June 30, 2014	350,000	$0.63	3.2
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2015	350,000	$0.63	2.2
Exercisable at June 30, 2015	350,000	$0.63	2.2

Weighted average fair value of warrants granted during the year ended June 30, 2015		N/A

Balance at June 30, 2015	350,000	$0.63	2.2
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2015	350,000	$0.63	1.7
Exercisable at December 31, 2015	350,000	$0.63	1.7

Weighted average fair value of warrants granted during the six months ended December 31, 2015		N/A

During the six months ended December 31, 2015 and the years ended June 30, 2015 and 2014, no warrants were granted for settlements.

Warrants issued for cash or services

A summary of warrants issued for cash or services and changes during the six months ended December 31, 2015 and the fiscal years ended June 30, 2015 and 2014 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2013	1,533,700	$1.25	2.1
Granted	1,863,421	$1.58	3.5
Exercised	(20,000)	$1.25	—
Forfeited	—	$—	—
Expired	(340,000)	$1.60	—
Outstanding at June 30, 2014	3,037,121	$1.45	2.7
Exercisable at June 30, 2014	3,037,121	$1.45	2.7

Weighted average fair value of warrants granted during the year ended June 30, 2014		N/A

Balance at June 30, 2014	3,037,121	$1.45	2.7
Granted	5,750,326	$1.85	2.5
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	(296,200)	$1.60	—
Outstanding at June 30, 2015	8,491,247	$1.72	3.2
Exercisable at June 30, 2015	8,366,247	$1.74	3.2

Weighted average fair value of warrants granted during the year ended June 30, 2015		$0.44

Balance at June 30, 2015	8,491,247	$1.72	3.2
Granted	1,851,057	$1.74	2.5
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2015	10,342,304	$1.73	1.68
Exercisable at December 31, 2015	10,317,304	$1.73	1.66

Weighted average fair value of warrants granted during the six months ended December 31, 2015		$0.37

In July 2013, the Company issued five year warrants to purchase 29,412 shares of common stock at an exercise price of $1.30 per share in connection with a private placement with an accredited investor.

In July 2013, the Company issued five year warrants to purchase 500,000 shares of common stock at an exercise price of $1.30 per share to its principal stockholder in connection with a $1.0 million convertible note agreement.

In August 2013, the Company issued 20,000 shares of common stock in exchange for $25,000 in connection with the exercise of warrants with an exercise price of $1.25 per share.

In October 2013, the Company issued five year warrants to purchase 100,000 shares of common stock at an exercise price of $1.00 per share in connection with a private placement with its principal shareholder.

In October 2013, the Company issued five year warrants to purchase 200,000 shares of common stock at an exercise price of $1.00 per share in connection with private placements with a director and his wife.

In October 2013, the Company issued five year warrants to purchase 120,000 shares of common stock at an exercise price of $1.00 per share in connection with private placements with three accredited investors.

During the year ended June 30, 2014, warrants to purchase 360,000 shares of common stock at an exercise price of $1.25 per share expired unexercised.

During the year ended June 30, 2015, the Company issued two year warrants to purchase 2,104,990 shares of common stock at an exercise price at $2.00 per share in connection with advances from its President and principal shareholder pursuant to a secured convertible line of credit agreement.

On March 17, 2015, the Company issued five year warrants to purchase 10,000 shares of common stock at an exercise price of $0.25 per share to a consultant in connection with services provided to our wildland firefighting efforts. The Company valued the warrants at $1,667 using the Black-Scholes option pricing model using a volatility of 84.08%, based upon the historical price of the Company’s common stock, an estimated term of 5 years, the term of the warrants, and a discount rate of 1.61%. The warrants vested immediately and therefore the fair value was recognized in consulting expense during the three months ending March 31, 2015.

During the year ended June 30, 2015, the Company issued two year warrants to purchase 1,760,685 shares of common stock at an exercise price of $2.00 per share in connection with a private placements with its President and principal shareholder.

On January 23, 2015, the Company granted 5 year warrants to purchase 100,000 shares of the Company’s common stock in exchange for legal services. The warrants vest immediately and are exercisable at $0.27 per share. The Company valued the warrants at $17,611 using the Black-Scholes option pricing model using a volatility of 81.85%, based upon the historical price of the Company’s common stock, an estimated term of 5 years, the term of the warrants, and a discount rate of 1.39%. The warrants vested immediately and therefore the fair value was recognized in legal expense during year ended June30, 2015.

During the year ended June 30, 2015 the Company issued two year warrants to purchase 1,304,651 shares of common stock at an exercise price of $2.00 per share in connection with private placements with three accredited investors.

During the year ended June 30, 2015, the Company issued warrants to purchase 470,000 shares of common stock to four consultants. Of the warrants granted, a portion vest immediately, with the remainder ratably over a one year period. The warrants have exercise prices from $0.50 to $0.76 per share and have exercise periods from 5 to 10 years. The Company valued the warrants at $199,319 using the Black-Scholes option pricing model using a volatility of from 81.85% to 97.15%, based upon the historical price of the Company’s common stock, an estimated term of from 5 to ten years, the term of the warrants, and a discount rate of from 1.51% to 2.28%. The value of these warrants will be recognized as consulting expense over the vesting period.

In connection with executing the Stock Purchase Agreement with Lincoln Park, in August 2015, the Company extended the expiration date of warrants to purchase 200,000 shares of common stock at an exercise price of $1.25 per share from September 1, 2015 to August 11, 2020. The difference in the value of the warrants resulting from the change in the term, $86,448, was recorded as a reduction of the proceeds of the offering.

During the six months ended December 31, 2015, the Company issued two year warrants to purchase 1,531,057 shares of common stock at an exercise price of $2.00 per shares in connection with advances of $1,890,000 from its president and principal shareholder related to the convertible line of credit agreement.

During the six months ended December 31, 2015, the Company issued five year fully vested warrants to purchase 320,000 shares of common stock at exercise prices between $0.34 and $0.70 per share to four consultants.  The warrants were valued using the Black-Scholes model using a volatility from 96.11% to 99.31%, derived using the historical market price for the Company’s common stock, an expected term of 5 years (the term of the warrants) and a discount rate of 1.74%. The value of these options, $118,714 was recognized as non-cash compensation expense during the six months ended December 31, 2015.